Warrants (Details Narrative) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants
Warrants outstanding (in Shares)	8,869,633	8,869,633
Exercise price	€ 11.50
Fair value of traded warrants	€ 0.92	€ 1.95